Note 11 - Derivatives and Fair Value Disclosures (Details) - Financial Instruments (USD $)	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Interest Rate Swap Agreements	$ 277,212	$ 539,904
Interest Rate Swap Agreements	2,955,755	5,409,337
Total derivatives not designated as hedging instruments	3,232,967	5,949,241
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Swap Agreements	277,212	539,904
Interest Rate Swap Agreements	$ 2,955,755	$ 5,409,337